Inventories - Summary of inventories and written down of inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Finished goods	R$ 457,447	R$ 389,896
Spare parts and accessories	236,347	224,005
Raw material for construction process	55,347	45,397
Warehouse and others	31,287	50,768
Fuels and lubricants	6,894	6,224
Inventories	R$ 787,322	R$ 716,290